INCOME TAXES - Summary of Company's Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Luxembourg	$ (1)	$ (11)	$ (118)	$ (120)
U.S. Federal	1,295	(15,123)	(7,546)	(1,933)
U.S. state and local	519	(6,201)	(4,091)	(470)
Other foreign jurisdictions	2,192	(4,045)	(1,412)	(1,991)
Total current	4,005	(25,380)	(13,167)	(4,514)
Deferred:
Luxembourg	0	0	(930)	(16)
U.S. Federal	1,724	7,062	1,966	15,828
U.S. state and local	390	1,922	(213)	5,477
Other foreign jurisdictions	(1,444)	2,260	1,861	899
Total deferred	670	11,244	2,684	22,188
Total income tax benefit (expense)	$ 4,675	$ (14,136)	$ (10,483)	$ 17,674